FEDERATED GLOBAL ALLOCATION FUND

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

February 1, 2016

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED GLOBAL ALLOCATION FUND (“Trust”)

Class A Shares

Class B Shares

Class C Shares

Class R Shares

Institutional Shares

1933 Act File No. 2-10415

1940 Act File No. 811-1

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated January 31, 2016, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 135 on January 28, 2016

If you have any questions regarding this certification, please contact me at (412) 288-8419.

Very truly yours,

/s/ Edward C. Bartley

Edward C. Bartley

Assistant Secretary